Employee Benefit And Retirement Plans Unobservable Inputs Roll Forward (Details) (Fair Value, Inputs, Level 3 [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Defined Benefit Plan, Fair Value of Plan Assets, Beginning	$ 73.1	$ 66.2
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases, Sales, Issuances, Settlements		4.5
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	7.1
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Sales	(8.3)
Defined Benefit Plan, Fair Value of Plan Assets, Ending	74.6	73.1
Partnership Interest [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Defined Benefit Plan, Fair Value of Plan Assets, Beginning	47.4	34.9
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases, Sales, Issuances, Settlements		6.4
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	3.5
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Sales	(7.8)
Defined Benefit Plan, Fair Value of Plan Assets, Ending	46.3	47.4
Real Estate Funds [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Defined Benefit Plan, Fair Value of Plan Assets, Beginning	25.2	25.2
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases, Sales, Issuances, Settlements		(0.2)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	3.6
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Sales	0
Defined Benefit Plan, Fair Value of Plan Assets, Ending	28.3	25.2
Pension Assets, Other [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Defined Benefit Plan, Fair Value of Plan Assets, Beginning	0.5	6.1
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases, Sales, Issuances, Settlements		(1.7)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Sales	(0.5)
Defined Benefit Plan, Fair Value of Plan Assets, Ending	0	0.5
Realized Gain (Loss) on Sale of Investments [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	(3.7)	(1.1)
Realized Gain (Loss) on Sale of Investments [Member] | Partnership Interest [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	0	0
Realized Gain (Loss) on Sale of Investments [Member] | Real Estate Funds [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	0	0
Realized Gain (Loss) on Sale of Investments [Member] | Pension Assets, Other [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	(3.7)	(1.1)
Unrealized Gain (Loss or Write-down) [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	6.4	3.5
Unrealized Gain (Loss or Write-down) [Member] | Partnership Interest [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	3.2	6.1
Unrealized Gain (Loss or Write-down) [Member] | Real Estate Funds [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	(0.5)	0.2
Unrealized Gain (Loss or Write-down) [Member] | Pension Assets, Other [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	$ 3.7	$ (2.8)